Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 106,258	$ 63,188	$ 42,418
Accounts receivable	31,495	23,299	19,811
Prepaid expenses and other assets	6,260	4,020	3,635
Total current assets	144,013	90,507	65,864
Property and equipment, net	359	377	379
Operating lease right-of-use assets	8,472	9,987	12,384
Intangible assets, net	58,108	71,364	102,697
Goodwill	633,965	633,965	633,965
Deferred tax asset	3,241	560
Other non-current assets	71	71	113
Total assets	848,229	806,831	815,402
Current liabilities:
Short-term senior note			34,548
Accounts payable and accrued expenses	16,467	16,646	10,915
Short-term operating lease liabilities	3,060	3,033	2,795
Income taxes payable		2,838	171
Contract liabilities	1,894	2,415	1,804
Other current liabilities	2,057	717	261
Total current liabilities	23,478	25,649	50,494
Bonds			256,133
Long-term borrowings with related party	44,248	45,956	86,371
Long-term operating lease liabilities	6,269	7,831	10,424
Deferred tax liabilities, net	23,409	20,154	24,008
Other non-current liabilities	12,301	7,730	7,304
Total liabilities	109,705	107,320	434,734
Shareholders' equity:
Common stock	18,924	18,924	10,603
Additional paid-in-capital	588,064	588,064	344,547
Accumulated other comprehensive income	23,990	22,815	9,433
Retained earnings (deficit)	107,546	69,708	16,085
Total shareholders' equity	738,524	699,511	380,668
Total liabilities and shareholders' equity	$ 848,229	$ 806,831	$ 815,402